Operating expenses - Schedule of Selling, General and Administrative Expenses (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Analysis of income and expense [abstract]
Purchases, fees and other expenses	€ (4,334)	€ (4,183)
Payroll costs (including share-based payments)	(7,040)	(6,336)
Depreciation, amortization and provision expenses	80	(301)
Total SG&A expenses	€ (11,294)	€ (10,819)